COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.    COMMITMENTS AND CONTINGENCIES

The provisions recorded are detailed below:

	12/31/2021	12/31/2020
Legal issues	72,772	49,142
Labor lawsuits	320,653	89,452
Tax	142,219	171,021
Unused Balances of Credit Cards	207,684	312,165
Charges to be paid to National Social Security Administration	54,058	340,203
Judicial Deposits	27,400	33,702
Eventual commitments	59,600	13,032
Others	29,285	19,334
Total	913,671	1,028,051